Fair Value Measurements (Details) - Schedule of fair value assets measured on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Oramed Note	$ 104,089
Convertible debenture	$ 4,340
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative Liability, Noncurrent	Derivative Liability, Noncurrent
Derivative liabilities	$ 1,518	$ 1,231
Other long-term liabilities	179	163
Total liabilities measured at fair value	110,126	1,394
Level 1 [Member]
Liabilities:
Oramed Note	0
Convertible debenture	0
Derivative liabilities	0	0
Other long-term liabilities	0	0
Total liabilities measured at fair value	0	0
Level 2 [Member]
Liabilities:
Oramed Note	0
Convertible debenture	0
Derivative liabilities	0	0
Other long-term liabilities	0	0
Total liabilities measured at fair value	0	0
Level 3 [Member]
Liabilities:
Oramed Note	104,089
Convertible debenture	4,340
Derivative liabilities	1,518	1,231	$ 35,700	$ 35,400
Other long-term liabilities	179	163
Total liabilities measured at fair value	$ 110,126	$ 1,394